STOCK COMPENSATION PLANS (Detail Textuals) - USD ($)					1 Months Ended					3 Months Ended			12 Months Ended
	Feb. 01, 2017	Jan. 01, 2017	Nov. 01, 2016	Oct. 07, 2016	Jul. 31, 2017	Feb. 01, 2017	Jan. 01, 2017	Nov. 01, 2016	Aug. 19, 2016	Nov. 30, 2017	Aug. 31, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of options										$ 9,436,160
Total compensation cost expected to be recognized										4,328,168
Stock based compensation expense										5,962,525		$ 3,438,718	$ 30,376,431	$ 72,309
Intrinsic value of options outstanding										$ 663,500	$ 663,500		$ 663,500	$ 663,500	$ 0
Number of shares										28,350,000	28,350,000		28,350,000	4,550,000	0
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost expected to be recognized										$ 14,012,789
Intrinsic value of options outstanding										$ 1,923,500	$ 2,041,500		$ 2,041,500
Closing market price										$ 1.17
Aggregate fair value of stock options vested										$ 5,545,200	$ 16,234,693
Number of shares											28,350,000		28,350,000
Number of shares exercisable											25,500,000		25,500,000
Intrinsic value of options exercisable											$ 0		$ 0
Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000	4,500,000	5,000,000	6,000,000	3,750,000	4,500,000	4,500,000
Common stock issued price per share	$ 2.00	$ 1.25	$ 0.75	$ 0.75	$ 2.00	$ 2.00	$ 1.25	$ 0.75	$ 0.75
Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000	4,500,000	5,000,000	6,000,000	3,750,000	4,500,000	4,500,000
Common stock issued price per share	$ 2.75	$ 1.75	$ 1.25	$ 1.25	$ 2.25	$ 2.75	$ 1.75	$ 1.25	$ 1.25
Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000	4,500,000	5,000,000	6,000,000	3,750,000	4,500,000	4,500,000
Common stock issued price per share	$ 3.25	$ 2.50	$ 2.00	$ 2.00	$ 2.50	$ 3.25	$ 2.50	$ 2.00	$ 2.00
Employee Stock Option | Share Based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued					5,000,000
Common stock issued price per share					$ 2.75
Grant Date August 7, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of unregistered common stock issued										$ 21,500			$ 21,500
Number of unregistered common stock issued										50,000			50,000
Common stock issued price per share										$ 0.50	$ 0.50		$ 0.50
Grant Date August 19, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)										5 years			5 years
Aggregate fair value of options										$ 2,528,880	$ 2,528,880		$ 2,528,880
Total compensation cost expected to be recognized										785,223	960,358		960,358
Stock based compensation expense										$ 175,136		385,298	$ 1,517,713	$ 50,809
Grant Date October 7, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)										5 years			5 years
Aggregate fair value of options										$ 3,571,773	3,571,773		$ 3,571,773
Total compensation cost expected to be recognized										1,242,238	1,610,288		1,610,288
Stock based compensation expense										$ 368,050		322,927	$ 1,961,485
Grant Date November 1, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)										5 years			5 years
Aggregate fair value of options										$ 3,960,769	3,960,769		$ 3,960,769
Total compensation cost expected to be recognized										1,452,885	1,951,447		1,951,447
Stock based compensation expense										$ 498,563		$ 192,311	$ 2,009,322
Grant Date January 1, 2017 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)										5 years			5 years
Aggregate fair value of options										$ 5,143,711	5,143,711		$ 5,143,711
Total compensation cost expected to be recognized										1,082,763	$ 1,723,965		1,723,965
Stock based compensation expense										$ 641,202			$ 3,419,745
Grant Date January 1, 2017 One | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued										50,000			50,000
Common stock issued price per share										$ 1.25	$ 1.25		$ 1.25
Aggregate fair value of options										$ 67,894	$ 67,894		$ 67,894
Stock based compensation expense													$ 67,894
Share based compensation arrangement option expire date										Dec. 31, 2021			Dec. 31, 2021
Grant Date February 1, 2017 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)										5 years			5 years
Aggregate fair value of options										$ 11,134,303	11,134,303		$ 11,134,303
Total compensation cost expected to be recognized										5,121,512	6,933,313		6,933,313
Stock based compensation expense										$ 1,811,801			$ 4,200,990
Grant Date July 31, 2017 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)										5 years			5 years
Aggregate fair value of options										$ 9,436,160	9,436,160		$ 9,436,160
Total compensation cost expected to be recognized										4,328,168	$ 6,378,615		6,378,615
Stock based compensation expense										$ 2,050,448			$ 3,057,544
Stock Option Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized					10,000,000
Minimum percentage of fair market value on grant date as exercise price of stock option					110.00%
Maximum term of stock option					10 years
Stock Option Plan 2017 | Incentive stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stockholders to whom stock options granted					10.00%
Maximum term of stock option					5 years